Share-based payments - Fair value of options granted (Details)			12 Months Ended
	Jun. 30, 2022 GBP (£) $ / shares	Jun. 10, 2021 $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) Y	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option of options granted			£ 31.97	£ 31.97	£ 31.97	£ 6.70
Average share price at date of grant | £ / shares					£ 492.42	£ 40.36
Expected volatility (%)			50.00%			50.00%
Vesting period in years			4	4		1
Option life in years			4.25			4.00
Risk-free interest rate (%)			0.28%			(0.13%)
EMI share option scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option of options granted	£ 0.52		£ 31.97	£ 31.97	£ 31.97
Average share price at date of grant | $ / shares	£ 5.38	$ 492.42
Expected volatility (%)	50.00%	50.00%
Vesting period in years	2 years 9 months	4 years
Risk-free interest rate (%)	1.25%	0.28%